Shareholder Report, Average Annual Return (Details)	12 Months Ended	59 Months Ended	60 Months Ended	71 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
Institutional Share Class
Average Annual Return [Line Items]
Average Annual Return, Percent	19.35%		14.94%	14.53%
Institutional Share Class
Average Annual Return [Line Items]
Average Annual Return, Percent	7.89%	9.81%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%		14.16%	14.70%
Lipper Multi Cap [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.22%		11.94%	12.18%
Sand P 500 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.07%	13.40%
Morning Star [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.55%	8.49%